Goodwill and other intangibles (Details 1) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 1,609	$ 3,220
2024	3,110	3,110
2025	2,559	2,559
2026	1,157	1,157
Future amortization of intangible assets	8,435	10,046
Balance at January 1, 2021		32,132
Balance at December 31, 2021		32,132
Balance at December 31, 2022		32,132
Total future amortization of intangible assets	$ 8,435	$ 10,046